UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-642

DWS International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 7/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2009 (Unaudited)

DWS Latin America Equity Fund

	Shares	Value ($)

Equity Securities 98.1%
Argentina 0.9%
Nortel Inversora SA "A" (ADR) (Preferred)*	33,663	225,946
Tenaris SA	197,070	2,985,519
Tenaris SA (ADR) (a)	93,500	2,834,920

(Cost $5,321,202)		6,046,385
Brazil 68.2%
AES Tiete SA (Preferred)	312,800	3,369,841
All America Latina Logistica (Units)	1,267,200	8,000,866
Banco Bradesco SA (ADR) (Preferred) (a)	1,628,700	25,684,599
Banco do Brasil SA	368,700	4,671,616
BM&F BOVESPA SA	2,037,000	13,166,941
Bradespar SA (Preferred)	1,498,700	22,612,035
Braskem SA "A" (Preferred)*	52	232

BRF-Brasil Foods SA*	331,700	7,360,247
Cia Brasileira de Meios de Pagamento SA*	497,200	4,770,135
Companhia Brasileira de Distribuicao Grupo Pao de Acucar "A" (Preferred)	98,900	2,284,122
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (Rights) Expiration Date 8/21/2009*	6,926	3,341
Companhia de Bebidas das Americas (ADR) (Preferred) (a)	155,900	10,964,447
Companhia de Concessoes Rodoviarias	195,200	3,190,996
Companhia Energetica de Minas Gerais (ADR) (Preferred) (a)	400,800	5,723,424
Companhia Paranaense de Energia (ADR) (Preferred) (a)	134,700	2,090,544
Companhia Siderurgica Nacional SA (ADR) (a)	625,200	16,005,120
Cosan SA Industria e Comercio*	569,100	5,188,472
Cyrela Brazil Realty SA	614,900	6,344,272
Eletropaulo Metropolitana SA "B" (Preferred)	127,700	2,381,862
Empresa Brasileira de Aeronautica SA	619,700	3,029,165
Equatorial Energia SA	275,327	2,516,053
Gerdau SA (Preferred)	873,600	10,268,282
GVT Holding SA*	276,400	5,377,634
Itau Unibanco Banco Multiplo SA (ADR) (Preferred)	2,116,419	37,862,736
Itausa - Investimentos Itau SA (Preferred)	2,585,700	13,262,843
JBS SA	698,900	2,775,746
Lupatech SA*	519,500	5,986,467
Metalurgica Gerdau SA (Preferred)	332,100	4,841,549
Natura Cosmeticos SA	131,700	1,881,176
Net Servicos de Comunicacao SA (Preferred)*	484,353	4,945,424
OGX Petroleo e Gas Participacoes SA	18,000	11,721,828
Petroleo Brasileiro SA (ADR) (a)	357,800	14,755,672
Petroleo Brasileiro SA (ADR) (Preferred)	2,696,600	90,875,420
Petroleo Brasileiro SA (Preferred)	78,876	1,330,418
Redecard SA	207,800	3,090,687
Souza Cruz SA	77,000	2,620,662
Tele Norte Leste Participacoes SA (ADR) (Preferred)	308,400	4,746,276
Tele Norte Leste Participacoes SA (Preferred)	480,000	7,432,507
Totvs SA	147,862	5,943,010
Totvs SA (Units)*	1,094	6,277
Tractebel Energia SA	175,000	1,805,574
Ultrapar Participacoes SA (Preferred)	98,800	3,357,320
Usinas Siderurgicas de Minas Gerais SA "A" (Preferred)	334,575	7,940,496
Vale SA "A" (Preferred)	9,156	159,000
Vale SA (ADR) (a)	556,355	10,976,884
Vale SA (ADR) (Preferred) (a)	2,319,300	39,891,960
Vivo Participacoes SA (ADR)	70,000	1,593,900

(Cost $267,568,866)		444,808,078
Canada 0.5%
Yamana Gold, Inc. (b) (Cost $3,119,960)	321,359	3,049,697
Chile 3.6%
Empresa Nacional de Electricidad SA (ADR) (a)	125,800	6,201,940
Empresa Nacional de Telecomunicaciones SA	307,840	4,218,896
Empresas Copec SA	444,300	5,649,726
Enersis SA (ADR)	218,400	4,191,096
Sociedad Quimica y Minera de Chile SA “B” (ADR) (a)	81,827	2,928,588

(Cost $19,506,942)		23,190,246
Colombia 0.9%
Bancolombia SA (ADR) (Preferred) (Cost $5,427,738)	176,900	5,680,259

Mexico 21.0%
America Movil SAB de CV "L" (ADR)	1,185,700	50,996,957
Carso Global Telecom SAB de CV "A1"*	804,300	3,211,963
Cemex SAB de CV (ADR) (a)	716,300	6,726,057
Corporacion GEO SAB de CV "B"*	4,019,900	8,582,117
Desarrolladora Homex SAB de CV*	223,200	1,307,365
Empresas ICA SAB de CV*	646,100	1,188,112
Fomento Economico Mexicano SAB de CV (ADR) (Units)	365,300	14,100,580
Genomma Lab Internacional SA de CV "B"*	2,027,500	1,993,885
Grupo Aeroportuario del Pacifico SAB de CV "B" (ADR)	109,200	3,047,772
Grupo Financiero Banorte SAB de CV "O"	1,254,500	3,108,470
Grupo Mexico SAB de CV "B"	7,771,600	11,061,101
Grupo Modelo SAB de CV "C"*	605,800	2,369,266
Grupo Televisa SA (ADR)	466,700	8,442,603
Industrias Penoles SAB de CV	285,500	4,538,951
Telefonos de Mexico SAB de CV "L"	3,344,200	2,660,878
Telmex Internacional SAB de CV "L"	6,444,700	4,083,741
Wal-Mart de Mexico SAB de CV "V"	2,838,429	9,674,167

(Cost $75,133,405)		137,093,985
Peru 2.1%
Compania de Minas Buenaventura SA (ADR)	300,000	7,815,000
Credicorp Ltd.	88,300	5,889,610

(Cost $7,529,060)		13,704,610
United States 0.9%
Southern Copper Corp. (a) (b) (Cost $5,361,229)	229,600	5,914,496

Total Equity Securities (Cost $388,968,402)		639,487,756
Securities Lending Collateral 12.9%
Daily Assets Fund Institutional, 0.39% (c) (d) (Cost $84,349,482)	84,349,482	84,349,482
Cash Equivalents 0.5%
Cash Management QP Trust, 0.27% (c) (Cost $3,013,492)	3,013,492	3,013,492
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $476,331,376) †	111.5	726,850,730
Other Assets and Liabilities, Net	(11.5)	(75,182,685)

Net Assets	100.0	651,668,045

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $480,846,494. At July 31, 2009, net unrealized appreciation for all securities based on tax cost was $246,004,236. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $261,123,999 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $15,119,763.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2009 amounted to $82,141,453 which is 12.6% of net assets.
(b)	Security is listed in country of domicile. Significant business activities of company are in Latin America.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

At July 31, 2009, the DWS Latin America Equity Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Equity Securities
Materials	154,729,448	24.2%
Energy	127,861,097	20.0%
Financials	109,327,074	17.1%
Telecommunication Services	84,548,698	13.2%
Consumer Staples	59,222,225	9.3%
Industrials	30,093,104	4.7%
Consumer Discretionary	29,621,781	4.6%
Utilities	28,280,335	4.4%
Information Technology	13,810,109	2.2%
Health Care	1,993,885	0.3%
Total	639,487,756	100.0%

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments
Argentina	$ 5,820,439	$ —	$ 225,946	$ 6,046,385
Brazil	444,801,801	6,277	—	444,808,078
Canada	3,049,697	—	—	3,049,697
Chile	23,190,246	—	—	23,190,246
Colombia	5,680,259	—	—	5,680,259
Mexico	137,093,985	—	—	137,093,985
Peru	13,704,610	—	—	13,704,610
United States	5,914,496	—	—	5,914,496
Short-Term Investments(e)	84,349,482	3,013,492	—	87,362,974
Total	$ 723,605,015	$ 3,019,769	$ 225,946	$ 726,850,730
(e)	See Investment Portfolio for additional detailed categorizations.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Common Stock and/or Other Equity Investments
Balance as of October 31, 2008	$ 91,294
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	134,652

Amortization premium/ discount	—
Net purchases (sales)	—
Net transfers in (out) of Level 3	—
Balance as of July 31, 2009	$ 225,946
Net change in unrealized appreciation (depreciation) from investments still held at July 31, 2009	$ 134,652

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Latin America Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Latin America Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 23, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 23, 2009